Acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions

NOTE 3 - ACQUISITIONS

2019 Merger Agreement with Oncotelic, Inc.

Effective April 22, 2019, the Company completed the Merger pursuant to the Merger Agreement. Pursuant to the terms of the Merger Agreement, Oncotelic, Inc. merged with and into Merger Sub. Oncotelic, Inc. was the surviving corporation and, as a result of the Merger, became a wholly owned subsidiary of Oncotelic.

On the effectiveness of the Merger it is reflected that:

●	for all bookkeeping and accounting purposes, the closing of the Merger (the “Closing”) was to be deemed to have occurred at 10:00 am local time on April 22, 2019;

●	for the purposes of calculating the number of shares of the Company’s Common Stock, $0.01 par value per share, to be issued in exchange for common equity units of Oncotelic, Inc. in connection with the Merger, the conversion ratio was to be 3.97335267 for Common Stock and 0.01877292 of newly designated Series A Preferred;

●	41,419,934 shares of the Company’s Common Stock were issued and outstanding as of the date of the Merger;

●	Oncotelic Inc.’s outstanding 10,318,746 shares of Common Stock, consisting of 7,866,335 outstanding shares of Common Stock, 3,102,411 converted options and 150,000 converted warrants, that were exchanged for an aggregate of (a) 41,000,033 shares of the Company’s Common Stock and (b) 193,713 shares of the Company’s newly designated Series A Preferred, par value $0.01 per share each of which are initially convertible into 1,000 shares of Common Stock upon (i) optional conversion by the holder at any time, or (ii) mandatory conversion upon the availability of a sufficient number of authorized but unissued Common Stock. Included in the shares issued to the former stockholders of Oncotelic Inc. are approximately 2.1 million shares of Common Stock and approximately 10,000 shares of the Series A Preferred which are to be issued subject to the holders’ waiver of dissenter’s rights.

●	Holders of the Company’s Common Stock at the close of business on the date prior to the effectiveness of the Merger were issued a Contingent Value Right (“I”).

Each CVR provides its holder the right to receive 75% of the net proceeds received from the full or partial sale, license, transfer or other disposition of the intellectual property rights and related assets of the Company’s product candidates OXi4503 and CA4P, in their form and for their contemplated uses at the time of Closing, that occurs under a definitive agreement executed prior to the fourth anniversary of the Merger (after the initial $500,000 of such net proceeds, which will be retained by the Company). The CVRs are not transferable, do not entitle the holder to any equity interest in the Company and do not have any voting or dividend rights.

Immediately following the Merger, the Company had 82,419,967 shares of Common Stock issued and outstanding and 193,713 shares of Series A Preferred which when converted at a 1:1,000 ratio will result in an additional 193,712,995 shares of Common Stock. The pre-Merger stockholders of the Company retained an aggregate of 41,419,934 shares of Common Stock of the Company, representing approximately 15% ownership of the post-Merger company. Therefore, upon consummation of the Merger, there was a change in control of the Company, with the former owners of Oncotelic Inc. effectively acquiring control of the Company. The Merger has been treated as a recapitalization and reverse acquisition for financial accounting purposes. As such, Oncotelic Inc. is considered the acquirer for financial accounting purposes, and the registrant’s historical financial statements of the Company before the Merger has been replaced with the historical financial statements of Oncotelic Inc. before the Merger in the financial statements and filings with the SEC.

The Company obtained a 3rd party valuation on the fair value of the assets acquired and liabilities assumed for use in the purchase price allocation, as well as the value the consideration exchanged in the Merger. It was determined that the market price of the Company’s Common Stock was a readily determinable measurement for calculating the fair value of the consideration and the Merger date stock price of $.09 was used to value the equity interest exchanged.

The following table summarizes the allocation of the purchase price to the fair values of the assets acquired and liabilities assumed as of the transaction date:

Cash	$182,883
Prepaid expense	56,175
Accounts payable and other current liabilities assumed	(1,391,302)
Net liability acquired	(1,152,244)
Goodwill (a.)	4,879,999
Total purchase price (b.)	$3,727,755

a. The primary items that generate goodwill include the value of the synergies between the acquired company and Oncotelic, Inc. and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset.

Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles is not deductible for tax purposes. The Company has considered the valuation as a preliminary allocation of assets and liabilities and may adjust such estimates in the future, if deemed material.

b. The total purchase price of $3,727,755 represents the consideration transferred from the Company in the Merger and was calculated based on the number of shares of Common Stock outstanding at the date of the Merger.

2019 Merger with PointR

On August 17, 2019, the Company entered into an Agreement and Plan of Merger (the “PointR Merger Agreement”) with PointR. Upon the terms of, and subject to the satisfaction of the conditions described in, the PointR Merger Agreement, PointR would be merged with and into a newly formed subsidiary of the Company (the “PointR Merger Sub”), with PointR surviving the merger as a wholly-owned subsidiary of the Company. The merger is intended to create a publicly-traded AI driven immuno-oncology company with a robust pipeline of first in class TGF-β immunotherapies for late stage cancers such as gliomas, pancreatic cancer and melanoma.

On November 1, 2019, the Company entered into Amendment No. 1 (the “Amendment”) to the PointR Merger Agreement with PointR. The Amendment revised certain terms of the PointR Merger Agreement to provide that holders of PointR common stock would receive shares of the Company’s Series A Preferred in lieu of the Company’s Common Stock in connection with the merger. The Amendment revised the terms of the milestones for earn-out payment as well.

On November 4, 2019, pursuant to the terms of the PointR Merger Agreement the Company completed the merger with PointR. On the effectiveness of the merger, the outstanding common stock of PointR immediately prior to the merger, including the conversion of a $200,000 note with accrued interest, excluding any shares of PointR held by stockholders exercising dissenters’ appraisal rights, was converted solely into the right to receive approximately 84,475 shares of the Company’s Series A Preferred.

Immediately following the closing of the Merger, the former PointR security holders own approximately 23.29% of the Company’s issued and outstanding Common Stock (including any shares of Common Stock issuable upon the conversion of the Company’s Series A Preferred), and the Company’s stockholders prior to the Merger own approximately 76.71% of the Company’s issued and outstanding Common Stock (including any shares of Common Stock issuable upon conversion of the Company’s Series A Preferred).

The Company obtained a 3rd party valuation on the fair value of the assets acquired and liabilities assumed for use in the purchase price allocation, as well as the value the consideration exchanged in the Merger. It was determined that the market price of the Company’s Common Stock was a readily determinable measurement for calculating the fair value of the consideration and the Merger date stock price of $.18 was used to value the equity interest exchanged.

The purchase price of approximately $17.8 million, includes $15.2 million represents the consideration transferred from the Company at the time of the merger transaction and approximately $2.6 million of contingent consideration issuable upon PointR achieving certain milestones, which could increase upto a maximum of $15 million upon achievement of such milestones. The Company issued 84,475 shares of preferred stock of the Company, related to the $15 million of consideration and including $0.2 million of short term debt repaid by the Company inclusive of accrued interest thereon, and convertible at a rate of 1,000 shares of common stock per preferred stock, and was calculated based on the purchase prices divided by the price of the common stock of the Company and does not include the $2.6 million of contingent consideration.

The number of shares of common stock equivalents the Company issued to PointR stockholders, for purposes of this Registration Statement on Form S-1, is calculated pursuant to the terms of the Merger Agreement based on the Company’s common stock outstanding as of November 4, 2019, as follows:

$15,205,473 divided by $0.18 = 84,474,854 shares of common stock
84,474,854 shares of common stock divided by 1000 = 84,475 shares of preferred stock
Combined ownership of common stock equivalents = 360,638,491 shares
PointR’s ownership of combined common stock equivalents = 23.29%

The application of the acquisition method of accounting is dependent upon certain valuations and other studies, which was completed in February 2020. The purchase price allocation was adopted and the final amounts allocated to assets acquired and liabilities assumed.

The following table summarizes the allocation of the purchase price to the fair values of the assets acquired and liabilities assumed as of the transaction date:

Assets and Liabilities Acquired:
Cash	$6,403

Fixed Assets	56,792

Other assets assumed (excluding cash and fixed assets)	260,905
In-process research and development	1,377,200
Liabilities assumed	(17,964)
Net assets acquired	1,683,336
Goodwill	16,182,456
Purchase price	$17,865,792

a. The primary items that generate goodwill include the value of the synergies between the acquired company and PointR and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset.

Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles is not deductible for tax purposes. The Company has considered the valuation as a preliminary allocation of assets and liabilities and may adjust such estimates in the future, if deemed material.

b. The total purchase price of $17,831,427 represents the consideration transferred from the Company in the Merger and was calculated based on the number of shares of Common Stock plus the preferred shares outstanding but convertible into Common Stock outstanding at the date of the Merger and includes $2,625,000 of contingent consideration of shares issuable to PointR shareholders upon achievement of certain milestones.